Separate Accounts and Annuity Product Guarantees	12 Months Ended
Dec. 31, 2017
Separate Accounts and Annuity Product Guarantees

(14)	Separate Accounts and Annuity Product Guarantees
The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2017 and 2016:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 6.5% in 2017 and 2016.

•	Volatility assumption of 13.4% in 2017 and 2016.

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For 2017 and 2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.

•	Lapse rates vary by contract type and duration. As of December 31, 2017 and 2016, spike rates could approach 60% and 40%, respectively, with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (see mean investment performance assumption above), less the applicable mortality and expense rate.

•	GMIB contracts contain a dynamic lapse assumption. For example, if the contract is projected to have a large additional benefit, then it becomes less likely to lapse.
The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2017 and 2016:

•	1000 stochastically generated investment performance scenarios.

•	Market volatility assumptions vary by fund type and grade from a current volatility number to long-term assumptions over one year as shown below:

	2017		2016
Fund index type	Current volatility	Long-term forward volatility	Current volatility	Long-term forward volatility
Large cap	13.4%	18.0%	16.3%	18.1%
Bond	3.4	3.9	3.4	3.9
International	13.7	21.2	16.8	21.4
Small cap	17.4	21.5	20.3	21.5

•
For 2017 and 2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.

•	Lapse rates vary by contract type and duration. As of December 31, 2017 and 2016, spike rates could approach 60% and 40%, respectively, with an ultimate rate around 15%.
Guaranteed minimum benefits for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2017			2016
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$26,092,333	25,909	64	23,400,820	73,163	64
Ratchet and return of premium	4,555,502	26,368	68	4,602,792	142,357	68
Ratchet and rollup	3,598,920	365,871	72	3,602,988	484,301	71
Ratchet and earnings protection rider	2,902	624	86	3,072	885	84
Reset	81,771	475	77	84,191	692	76
Earnings protection rider	236,407	26,865	70	235,360	22,383	69
Total	$34,567,835	446,112		31,929,223	723,781
GMIB:
Return of premium	$88,576	265	74	92,121	325	73
Ratchet and return of premium	1,728,722	446	71	1,885,185	4,526	70
Ratchet and rollup	4,603,105	453,715	68	4,653,568	723,893	68
Total	$6,420,403	454,426		6,630,874	728,744
GMAB:
Five years	$2,489,002	1,185	71	2,738,307	10,160	70
Ten years	2,994	1	84	3,212	1	82
Target date retirement-7 year	578,324	447	65	613,746	1,218	64
Target date retirement-10 year	235,167	534	62	250,033	4,559	61
Target date with management levers	3,201,192	11,720	63	3,332,790	73,070	62
Total	$6,506,679	13,887		6,938,088	89,008
GMWB:
No living benefit	$762,569	—	69	707,212	—	69
Life benefit with optional reset	927,637	145,062	69	921,876	171,135	69
Life benefit with automatic reset	1,521,855	133,182	66	1,471,419	194,438	65
Life benefit with 8% rollup	27,283	4,380	72	28,562	6,286	70
Life benefit with 10% rollup	1,141,470	291,570	65	1,109,985	348,423	65
Life benefit with management levers	12,111,092	1,912,242	62	11,579,110	2,307,239	61
Total	$16,491,906	2,486,436		15,818,164	3,027,521
The growth in account values has outpaced the growth in the net amount at risk in 2017 due to the increased market performance of the separate accounts.
At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2017	2016
Bond	$3,303,084	3,484,805
Domestic equity	14,506,783	13,959,524
International equity	1,387,275	1,308,840
Specialty	8,484,888	8,320,880
Money market	439,587	585,039
Other	71,260	74,173
Total	$28,192,877	27,733,261
The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2015	$97,027	176,465	374,857	2,170,539	2,818,888
Incurred guaranteed benefits	9,845	(17,290)	(96,596)	(14,236)	(118,277)
Paid guaranteed benefits	(17,598)	(13,942)	(34,898)	(69)	(66,507)
Balance as of December 31, 2016	89,274	145,233	243,363	2,156,234	2,634,104
Incurred guaranteed benefits	5,492	(35,136)	(61,660)	(151,177)	(242,481)
Paid guaranteed benefits	(12,789)	(9,999)	(355)	(139)	(23,282)
Balance as of December 31, 2017	$81,977	100,098	181,348	2,004,918	2,368,341